SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements have been prepared on the accrual basis of accounting in conformity with United States generally accepted accounting principles (“GAAP”) and include the accounts of the Company, the consolidated variable interest entities (“VIEs”) that the Company controls and of which the Company is the primary beneficiary, and the Company's wholly owned subsidiaries. The consolidated financial statements reflect all adjustments and reclassifications that, in the opinion of management, are necessary for the fair presentation of the Company’s results of operations and financial condition as of and for the periods presented. All intercompany balances and transactions have been eliminated.

Discontinued Operations

The operating results and the assets and liabilities of ACRE Capital, which formerly comprised the Mortgage Banking segment, are presented separately in the Company’s consolidated financial statements as discontinued operations held for sale. Net assets and net liabilities related to discontinued operations are included in the line items “Assets of discontinued operations held for sale” and “Liabilities of discontinued operations held for sale” in the consolidated balance sheets for all periods presented. The value of assets and liabilities related to discontinued operations are presented at the lower of carrying value and fair value less cost to sell. The fair value less cost to sell of ACRE Capital's assets and liabilities is greater than the carrying value; therefore, the Company did not recognize any impairment losses when the Company reclassified the assets and liabilities to discontinued operations held for sale. The results of discontinued operations are included in the line item “Net income from discontinued operations held for sale, net of income taxes” in the consolidated statements of operations for all periods presented. See Notes 1 and 17 included in these consolidated financial statements for further discussion of the sale of the Mortgage Banking segment.

Variable Interest Entities

The Company evaluates all of its interests in VIEs for consolidation. When the Company’s interests are determined to be variable interests, the Company assesses whether it is deemed to be the primary beneficiary of the VIE. The primary beneficiary of a VIE is required to consolidate the VIE. Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 810, Consolidation, defines the primary beneficiary as the party that has both (i) the power to direct the activities of the VIE that most significantly impact its economic performance, and (ii) the obligation to absorb losses and the right to receive benefits from the VIE which could be potentially significant. The Company considers its variable interests, as well as any variable interests of its related parties in making this determination. Where both of these factors are present, the Company is deemed to be the primary beneficiary and it consolidates the VIE. Where either one of these factors is not present, the Company is not the primary beneficiary and it does not consolidate the VIE.

To assess whether the Company has the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance, the Company considers all facts and circumstances, including its role in establishing the VIE and its ongoing rights and responsibilities. This assessment includes first, identifying the activities that most significantly impact the VIE’s economic performance; and second, identifying which party, if any, has power over those activities. In general, the parties that make the most significant decisions affecting the VIE or have the right to unilaterally remove those decision makers are deemed to have the power to direct the activities of a VIE.

To assess whether the Company has the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE, the Company considers all of its economic interests, including debt and equity investments, servicing fees, and other arrangements deemed to be variable interests in the VIE. This assessment requires that the Company applies judgment in determining whether these interests, in the aggregate, are considered potentially significant to the VIE. Factors considered in assessing significance include: the design of the VIE, including its capitalization structure; subordination of interests; payment priority; relative share of interests held across various classes within the VIE’s capital structure; and the reasons why the interests are held by the Company.

For VIEs of which the Company is determined to be the primary beneficiary, all of the underlying assets, liabilities, equity, revenue and expenses of the structures are consolidated into the Company’s consolidated financial statements.

The Company performs an ongoing reassessment of: (1) whether any entities previously evaluated under the majority voting interest framework have become VIEs, based on certain events, and therefore are subject to the VIE consolidation framework, and (2) whether changes in the facts and circumstances regarding its involvement with a VIE cause the Company’s consolidation conclusion regarding the VIE to change. See Note 16 included in these consolidated financial statements for further discussion of the Company’s VIEs.

Segment Reporting

The Company previously had two reportable business segments: Principal Lending and Mortgage Banking. As a result of the sale of TRS Holdings, the operations of the Mortgage Banking segment have been reclassified as discontinued operations held for sale in all periods presented. After giving effect to the divestiture of TRS Holdings, the Company will no longer provide segment reporting. See Notes 1 and 17 included in these consolidated financial statements for further discussion of the sale of the Mortgage Banking segment.

Reclassifications

Certain prior period amounts have been reclassified to conform to the current period presentation. Amortization of convertible notes issuance costs and accretion of convertible notes have been reclassified into amortization of deferred financing costs in the consolidated statements of cash flows. As of December 31, 2015, the Company no longer presents amortization of convertible notes issuance costs and accretion of convertible notes in its consolidated statements of cash flows.

The Company presents, in discontinued operations, the results of operations that have either been disposed of or are classified as held for sale and for which the disposition represents a strategic shift that has or will have a significant effect on the Company's operations and financial results. As a result of this presentation, retroactive reclassifications that change prior period numbers have been made. See Notes 1 and 17 included in these consolidated financial statements for further discussion of the sale of the Mortgage Banking segment.

Cash and Cash Equivalents

Cash and cash equivalents include funds on deposit with financial institutions, including demand deposits with financial institutions. Cash and short-term investments with an original maturity of three months or less when acquired are considered cash and cash equivalents for the purpose of the consolidated balance sheets and statements of cash flows.

Restricted Cash

Restricted cash includes escrow deposits for taxes, insurance, leasing outlays, capital expenditures, tenant security deposits and payments required under certain loan agreements. These escrow deposits are held on behalf of the respective borrowers and are offset by escrow liabilities included in other liabilities in the consolidated balance sheets. In connection with its mortgage banking business, the Company held restricted cash, which consisted of reserves that are a requirement of the Fannie Mae DUS program and borrower deposits, which represent funds that were collected for the processing of the borrowers loan applications and loan commitments.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and restricted cash, loans held for investment, MSRs, loans held for sale, interest receivable and derivative financial instruments. The Company places its cash and cash equivalents with financial institutions and, at times, cash held may exceed the FDIC-insured limit. The Company has exposure to credit risk on its loans held for investment and through its subsidiary ACRE Capital, the Company has exposure on credit risk on loans held for sale and the servicing portfolio whereby ACRE Capital shares in the risk of loss (see Note 7 included in these consolidated financial statements). The Company and the Company’s Manager seek to manage credit risk by performing due diligence prior to origination or acquisition and through the use of non-recourse financing, when and where available and appropriate.

Loans Held for Investment

The Company originates CRE debt and related instruments generally to be held for investment. Loans that are held for investment are carried at cost, net of unamortized loan fees and origination costs, unless the loans are deemed impaired. Impairment occurs when it is deemed probable that the Company will not be able to collect all amounts due according to the contractual terms of the loan. If a loan is considered to be impaired, the Company will record an allowance to reduce the carrying value of the loan to the present value of expected future cash flows discounted at the loan’s contractual effective rate.

Each loan classified as held for investment is evaluated for impairment on a quarterly basis. Loans are collateralized by real estate. The extent of any credit deterioration associated with the performance and/or value of the underlying collateral property and the financial and operating capability of the borrower could impact the expected amounts received. The Company monitors performance of its investment portfolio under the following methodology: (1) borrower review, which analyzes the borrower’s ability to execute on its original business plan, reviews its financial condition, assesses pending litigation and considers its general level of responsiveness and cooperation; (2) economic review, which considers underlying collateral, (i.e. leasing performance, unit sales and cash flow of the collateral and its ability to cover debt service, as well as the residual loan balance at maturity); (3) property review, which considers current environmental risks, changes in insurance costs or coverage, current site visibility, capital expenditures and market perception; and (4) market review, which analyzes the collateral from a supply and demand perspective of similar property types, as well as from a capital markets perspective. Such impairment analyses are completed and reviewed by asset management and finance personnel who utilize various data sources, including periodic financial data such as property occupancy, tenant profile, rental rates, operating expenses, and the borrower’s exit plan, among other factors.
In addition, the Company evaluates the entire portfolio to determine whether the portfolio has any impairment that requires a valuation allowance on the remainder of the loan portfolio. As of December 31, 2015, 2014 and 2013, the Company did not recognize any impairment charges with respect to its loans held for investment.

Loans are generally placed on non-accrual status when principal or interest payments are past due 30 days or more or when there is reasonable doubt that principal or interest will be collected in full. Accrued and unpaid interest is generally reversed against interest income in the period the loan is placed on non-accrual status. Interest payments received on non-accrual loans may be recognized as income or applied to principal depending upon management’s judgment regarding the borrower's ability to make pending principal and interest payments. Non-accrual loans are restored to accrual status when past due principal and interest are paid and, in management’s judgment, are likely to remain current. The Company may make exceptions to placing a loan on non-accrual status if the loan has sufficient collateral value and is in the process of collection.

Preferred equity investments, which are subordinate to any loans but senior to common equity, are accounted for as loans held for investment and are carried at cost, net of unamortized loan fees and origination costs, unless the loans are deemed impaired, and are included within loans held for investment in the Company’s consolidated balance sheets.  The Company accretes or amortizes any discounts or premiums over the life of the related loan held for investment utilizing the effective interest method.

Loans Held for Sale

Through its subsidiaries, including ACRE Capital, ACRC Lender W TRS LLC ("ACRC W TRS") and ACRC Lender U TRS LLC ("ACRC U TRS"), the Company originates mortgage loans held for sale, which are recorded at fair value and accounted for under FASB ASC Topic 860, Transfers and Servicing. The holding period for loans originated by ACRE Capital is approximately 30 days. The carrying value of the mortgage loans sold is reduced by the value allocated to the associated retained MSRs based on relative fair value at the time of the sale. Gains or losses on sales of mortgage loans are recognized based on the difference between the selling price and the adjusted value of the related mortgage loans sold. See Notes 1 and 17 included in these consolidated financial statements for further discussion of the sale of the Mortgage Banking segment.

Although the Company generally holds its target investments as long-term investments within its principal lending business, the Company may occasionally classify some of its investments as held for sale. Investments held for sale will be carried at fair value within loans held for sale in the Company’s consolidated balance sheets, with changes in fair value recorded through earnings. The fees received are deferred and recognized as part of the gain or loss on sale. As of December 31, 2015 and 2014, the Company did not have any loans held for sale in its principal lending business.

Mortgage Servicing Rights

When a mortgage loan is sold, ACRE Capital retains the right to service the loan and recognizes the MSR at fair value. The initial fair value represents expected net cash flows from servicing, as well as interest earnings on escrows and interim cash balances, borrower prepayment penalties, delinquency rates, late charges along with ancillary fees that are discounted at a rate that reflects the credit and liquidity risk of the MSR over the estimated life of the underlying loan. After initial recognition, changes in the MSR fair value are included within net income from discontinued operations held for sale, net of income taxes, in the Company’s consolidated statements of operations for the period in which the change occurs. See Notes 1 and 17 included in these consolidated financial statements for further discussion of the sale of the Mortgage Banking segment.

Intangible Assets

Intangible assets consist of ACRE Capital’s licenses permitting it to participate in programs offered by Fannie Mae, Freddie Mac and HUD (including Ginnie Mae). These licenses are intangible assets with indefinite lives. The Company evaluates identified intangibles for impairment annually or if other events or circumstances indicate that the carrying value may be impaired. See Notes 1 and 17 included in these consolidated financial statements for further discussion of the sale of the Mortgage Banking segment.

Debt Issuance Costs

Debt issuance costs under the Company’s indebtedness are capitalized and amortized over the terms of the respective debt instrument. Debt issuance costs related to debt securitizations are capitalized and amortized over the term of the underlying loans using the effective interest method. When an underlying loan is prepaid in a debt securitization, the related unamortized debt issuance costs are charged to expense based on a pro-rata share of the debt issuance costs being allocated to the specific loans that were prepaid. Amortization of debt issuance costs is included within interest expense in the Company’s consolidated statements of operations while the unamortized balance on (i) Secured Funding Agreements and Warehouse Lines of Credit (each individually defined in Note 6 included in these consolidated financial statements) are included within other assets and (ii) the Secured Term Loan and the 2015 Convertible Notes (each individually defined in Note 6 included in these consolidated financial statements) are included as a reduction to the carrying amount of the liability, in the Company’s consolidated balance sheets.

The original issue discount ("OID") on amounts drawn under the Company's Secured Term Loan (defined in Note 6 included in these consolidated financial statements) represents a discount to the face amount of the drawn debt obligations. The OID is amortized over the term of the Secured Term Loan using the effective interest method and is included within interest expense in the Company’s consolidated statements of operations while the unamortized balance is a reduction to the carrying amount of the Secured Term Loan in the Company’s consolidated balance sheets.

Derivative Financial Instruments

The Company does not hold or issue derivative instruments for trading purposes. The Company recognizes derivatives in its consolidated balance sheets, measures them at their estimated fair value and recognizes changes in their estimated fair value in the Company’s consolidated statements of operations for the period in which the change occurs.

Through its subsidiary, ACRE Capital, the Company enters into loan commitments with borrowers on loan originations whereby the interest rate on the prospective loan is determined prior to funding. In general, ACRE Capital simultaneously enters into forward sale commitments with investors in order to hedge interest rate exposure on loan commitments. The forward sale commitment with the investor locks in an interest rate and price for the sale of the loan. The terms of the loan commitment with the borrower and the forward sale commitment with the investor are matched with the objective of hedging interest rate risk. Loan commitments and forward sale commitments are considered undesignated derivative instruments. Accordingly, such commitments, along with any related fees received from potential borrowers, are recorded at fair value, with changes in fair value recorded in earnings.

On December 19, 2012, the Company issued unsecured 7.00% Convertible Senior Notes that matured in December 2015 (the “2015 Convertible Notes”). The conversion features of the 2015 Convertible Notes were deemed to be an embedded derivative under FASB ASC Topic 815, Derivatives and Hedging (“ASC 815”). In accordance with ASC 815, the Company was required to bifurcate the embedded derivative related to the conversion features of the 2015 Convertible Notes. Prior to June 26, 2013, the Company recognized the embedded derivative as a liability on its balance sheet, measured at its estimated fair value and recognized changes in its estimated fair value within changes in fair value of derivatives in the Company’s consolidated statements of operations for the period in which the change occurs. See Note 9 included in these consolidated financial statements for information on the derivative liability reclassification. In December 2015, the Company repaid the entire aggregate principal amount outstanding of its 2015 Convertible Notes. See Note 6 included in these consolidated financial statements for information on the 2015 Convertible Notes redemption.

Fair Value Measurements

GAAP establishes market-based or observable inputs as the preferred source of values, followed by valuation models using management assumptions in the absence of market inputs. The financial instruments recorded at fair value on a recurring basis in the Company’s consolidated financial statements are derivative financial instruments, MSRs and loans held for sale. The Company has not elected the fair value option for certain other financial instruments, including loans held for investment, secured funding agreements and other debt instruments. Such financial instruments are carried at cost. Fair value is separately disclosed (see Note 13 included in these consolidated financial statements).

Allowance for Loss Sharing

When a loan is sold under the Fannie Mae DUS program, ACRE Capital undertakes an obligation to partially guarantee the performance of the loan. The date ACRE Capital commits to make a loan to a borrower, a liability for the fair value of the obligation undertaken in issuing the guarantee is recognized. Subsequent to the initial commitment date, the Company monitors the performance of each loan for events or circumstances which may signal an additional liability to be recognized if there is a probable and estimable loss. The initial fair value of the guarantee is estimated by examining historical loss share experienced in the ACRE Capital Fannie Mae DUS portfolio over the most recent ten-year period. The initial fair value of the guarantee is included within net income from discontinued operations held for sale, net of income taxes, in the Company’s consolidated statements of operations. These historical loss shares serve as a basis to derive a loss share rate which is then applied to the current ACRE Capital DUS portfolio (net of specifically identified impaired loans that are subject to a separate loss share reserve analysis). See Notes 1 and 17 included in these consolidated financial statements for further discussion of the sale of the Mortgage Banking segment.

Servicing Fee Payable

ACRE Capital provides additional payments to certain personnel by providing them with a percentage of the servicing fee revenue that is earned by ACRE Capital, which is initially recorded as a liability when ACRE Capital commits to make a loan to a borrower (the "servicing fee payable"). The initial fair value of the liability represents the expected net cash payments over the life of the related mortgage loan that are discounted at a rate that reflects the credit and liquidity risk of the related MSR. ACRE Capital incurs an expense over the life of each loan as long as the related loan is performing. If a particular loan is not performing, the recipient will not receive the additional compensation on that loan, and if a loss sharing event is triggered, the recipient will not receive a portion of the additional compensation on other loans. The servicing fee payable is included within liabilities of discontinued operations held for sale in the consolidated balance sheets. The initial fair value of the related expense and the changes in the fair value of the servicing fee payable over the life of the related mortgage loan are included within net income from discontinued operations held for sale, net of income taxes, in the Company’s consolidated statements of operations for the period in which the change occurs. These historical loss shares serve as a basis to derive a loss share rate which is then applied to the current ACRE Capital DUS portfolio (net of specifically identified impaired loans that are subject to a separate loss share reserve analysis). See Notes 1 and 17 included in these consolidated financial statements for further discussion of the sale of the Mortgage Banking segment.

Revenue Recognition

Interest income from loans held for investment is accrued based on the outstanding principal amount and the contractual terms of each loan. For loans held for investment, origination fees, contractual exit fees and direct loan origination costs are also recognized in interest income from loans held for investment over the initial loan term as a yield adjustment using the effective interest method.

A reconciliation of the Company's interest income from loans held for investment, excluding non-controlling interests, to the Company's interest income from loans held for investment as included within its consolidated statements of operations for the years ended December 31, 2015 and 2014 is as follows ($ in thousands):

	For the year ended December 31,
	2015	2014
Interest income from loans held for investment, excluding non-controlling interests	$77,278	$70,188
Interest income from non-controlling interest investment held by third parties	9,059	307
Interest income from loans held for investment	$86,337	$70,495

Servicing fees are earned for servicing mortgage loans, including all activities related to servicing the loans, and are recognized as services are provided over the life of the related mortgage loan. Also included in servicing fees are the net fees earned on borrower prepayment penalties and interest earned on borrowers’ escrow payments and interim cash balances, along with other ancillary fees and reduced by write-offs of MSRs for loans that are prepaid, changes in the fair value of the servicing fee payable (defined above) and interest expense related to escrow accounts. Servicing fees, net are included within net income from discontinued operations held for sale, net of income taxes, in the Company’s consolidated statements of operations.

Gains from mortgage banking activities includes the initial fair value of MSRs, loan origination fees, gain on the sale of loans originated, interest income and fees earned on loans held for sale, changes to the fair value of derivative financial instruments attributable to the loan commitments and forward sale commitments and reduced by the expense related to the initial fair value of the servicing fee payable and the interest expense related to the Warehouse Lines of Credit (as defined in Note 6 included in these consolidated financial statements). The initial fair value of MSRs, loan origination fees, gain on the sale of loans originated, certain direct loan origination costs for loans held for sale and the expenses related to the initial fair value of the servicing fee payable are recognized when ACRE Capital commits to make a loan to a borrower. When the Company settles a sale agreement and transfers the mortgage loan to the buyer, the Company recognizes a MSR asset equal to the present value of the expected net cash flows associated with the servicing of loans sold. Gains from mortgage banking activities are included within net income from discontinued operations held for sale, net of income taxes, in the Company’s consolidated statements of operations.

See Notes 1 and 17 included in these consolidated financial statements for further discussion of the sale of the Mortgage Banking segment.

Net Interest Margin and Interest Expense
Net interest margin within the consolidated statements of operations is a measure that is specific to the Company’s principal lending business and serves to measure the performance of the Company's loans held for investment as compared to its use of debt leverage. The Company includes interest income from its loans held for investment and interest expense related to its Secured Funding Agreements, securitizations debt, the Secured Term Loan and the 2015 Convertible Notes (individually defined in Note 6 included in these consolidated financial statements) in net interest margin. For the years ended December 31, 2015, 2014 and 2013, interest expense is comprised of the following ($ in thousands):

	For the year ended December 31,
	2015	2014	2013
Secured funding agreements and securitizations debt	$29,740	$27,299	$8,774
Secured term loan	388	—	—
Convertible notes	6,214	6,338	6,199
Interest expense	$36,342	$33,637	$14,973

Stock-Based Compensation

The Company recognizes the cost of stock-based compensation, which is included within net income from discontinued operations held for sale, net of income taxes, for ACRE Capital and general and administrative expenses for ACRE in the consolidated statements of operations. The fair value of the time vested restricted stock or restricted stock units granted is recorded to expense on a straight-line basis over the vesting period for the award, with an offsetting increase in stockholders’ equity. For grants to directors, officers and employees, the fair value is determined based upon the market price of the stock on the grant date. See Notes 1 and 17 included in these consolidated financial statements for further discussion of the sale of the Mortgage Banking segment.

Certain ACRE Capital employees were granted restricted stock that vest in proportion to various financial performance targets being met over a specified period of time. The fair value of the performance based restricted stock granted is recorded to expense on an accelerated basis, using the accelerated attribution method, over the performance period for the award, with an offsetting increase in stockholders’ equity. For performance based measures, compensation expense, net of estimated forfeitures, is recorded based on the Company’s estimate of the probable achievement of such measures.

Underwriting Commissions and Offering Costs

Underwriting commissions and offering costs incurred in connection with common stock offerings are reflected as a reduction of additional paid-in capital. Costs incurred that are not directly associated with the completion of a common stock offering are expensed when incurred. Underwriting commissions that are the responsibility of and paid by a related party, such as the Company’s Manager, are reflected as a contribution of additional paid-in capital from a sponsor in the consolidated financial statements.

Income Taxes

The Company has elected and qualified for taxation as a REIT commencing with its taxable year ended December 31, 2012. As a result of the Company’s REIT qualification and its distribution policy, the Company does not generally pay U.S. federal corporate level income taxes. Many of the REIT requirements, however, are highly technical and complex. To continue to qualify as a REIT, the Company must meet a number of organizational and operational requirements, including a requirement that the Company distribute annually at least 90% of the Company’s REIT taxable income to the Company’s stockholders. If the Company fails to continue to qualify as a REIT in any taxable year and does not qualify for certain statutory relief provisions, the Company will be subject to U.S. federal and state income taxes at regular corporate rates (including any applicable alternative minimum tax) beginning with the year in which it fails to qualify and may be precluded from being able to elect to be treated as a REIT for the Company’s four subsequent taxable years. Even though the Company currently qualifies for taxation as a REIT, the Company may be subject to certain U.S. federal, state, local and foreign taxes on the Company’s income and property and to U.S. federal income and excise taxes on the Company’s undistributed REIT taxable income.

 In connection with the acquisition of ACRE Capital, the Company created a wholly owned subsidiary, TRS Holdings, to hold the common units of ACRE Capital. The Company formed a wholly owned subsidiary in December 2013, ACRC W TRS and in March 2014, ACRC U TRS in order to issue and hold certain loans intended for sale. Prior to the acquisition, the Company owned 100% of the equity of TRS Holdings, ACRC W TRS and ACRC U TRS. Entity classification elections to be taxed as a corporation and taxable REIT subsidiary (“TRS”) elections were made with respect to TRS Holdings, ACRC W TRS and ACRC U TRS. A TRS is an entity taxed as a corporation other than a REIT in which a REIT directly or indirectly holds equity, and that has made a joint election with such REIT to be treated as a TRS. Other than some activities relating to lodging and health care facilities, a TRS generally may engage in any business, including investing in assets and engaging in activities that could not be held or conducted directly by the Company without jeopardizing its qualification as a REIT. A TRS is subject to applicable U.S. federal, state, local and foreign income tax on its taxable income. In addition, as a REIT, the Company also may be subject to a 100% excise tax on certain transactions between it and its TRS that are not conducted on an arm’s-length basis.

For financial reporting purposes, a provision for current and deferred taxes has been established for the portion of the Company’s GAAP consolidated earnings recognized by TRS Holdings, ACRC W TRS and ACRC U TRS.

FASB ASC Topic 740, Income Taxes (“ASC 740”), prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company has analyzed its various federal and state filing positions and believes that its income tax filing positions and deductions are well documented and supported. As of December 31, 2015 and 2014, based on the Company’s evaluation, there is no reserve for any uncertain income tax positions. TRS Holdings, ACRC W TRS and ACRC U TRS recognize interest and penalties, if any, related to unrecognized tax benefits within income tax expense in the consolidated statements of operations. Accrued interest and penalties, if any, are included within other liabilities in the consolidated balance sheets.

Comprehensive Income

For the years ended December 31, 2015, 2014 and 2013, comprehensive income equaled net income; therefore, a separate consolidated statement of comprehensive income is not included in the accompanying consolidated financial statements.

Earnings per Share

The Company calculates basic earnings (loss) per share by dividing net income (loss) allocable to common stockholders for the period by the weighted-average shares of common stock outstanding for that period after consideration of the earnings (loss) allocated to the Company’s restricted stock, which are participating securities as defined in GAAP. Diluted earnings (loss) per share takes into effect any dilutive instruments, such as restricted stock and convertible debt, except when doing so would be anti-dilutive. With respect to the 2015 Convertible Notes, the Company applied the treasury stock method when determining the dilutive impact on earnings per share.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Actual results could differ from those estimates.

Business Combinations

The Company accounts for business combinations using the acquisition method of accounting, under which the purchase price of the acquisition is allocated to the assets acquired and liabilities assumed using the fair values determined by management as of the acquisition date. The Company recognizes identifiable assets acquired and liabilities (both specific and contingent) assumed at their fair values at the acquisition date. Furthermore, acquisition-related costs, such as due diligence, legal and accounting fees, are not capitalized or applied in determining the fair value of the acquired assets. The excess of the assets acquired and liabilities assumed over the purchase price is recognized as a gain on acquisition. During the measurement period, the Company records adjustments to the assets acquired and liabilities assumed with corresponding adjustments to the gain on acquisition. After the measurement period, which could be up to one year after the transaction date, subsequent adjustments are recorded through earnings.

Asset Acquisitions

The Company accounts for acquired assets and assumed liabilities that do not meet the definition of a business as an asset acquisition, under which the cost of the acquisition is allocated to the assets acquired and liabilities assumed on a relative fair value basis. Acquisition-related costs, such as due diligence, legal and accounting fees, are capitalized as a component of the cost of the assets acquired.

Costs Associated with Restructuring Activities

The Company began restructuring and relocating certain ACRE Capital support services during the three months ended March 31, 2014. The Company incurred costs related to these restructuring activities, including employee termination costs and office relocation costs.  The employee termination costs are associated with the severance of certain employees, retention bonuses and guaranteed bonuses to certain key employees, insurance and outplacement, which were accounted for on a straight-line basis over the period from notification through each employee’s termination date.  If employees were required to render services (beyond a minimum retention period) in order to receive the termination benefits, a liability for employee termination costs was measured initially at the communication date based on its fair value, as of the termination date, and recognized ratably over the future service period. Office relocation costs included costs that were incurred in the physical move of offices and incremental rent costs, which were expensed when space was vacated. The costs incurred were included within general and administrative expenses in the Company’s consolidated statements of operations. The ACRE Capital restructuring was completed as of December 31, 2014. See Note 20 included in these consolidated financial statements. Costs associated with restructuring activities are included within net income from discontinued operations held for sale, net of income taxes, in the Company’s consolidated statements of operations.

Recent Accounting Pronouncements

In May 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606). The guidance in this ASU supersedes the revenue recognition requirements in Revenue Recognition (Topic 605). Under the new guidance, an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The amendments in ASU No. 2014-09 are effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The Company is currently evaluating the impact of adopting this ASU on its consolidated financial statements.

In February 2015, the FASB issued ASU No. 2015-02, Consolidation: Amendments to the Consolidation Analysis (Topic 810). The guidance in this ASU includes amendments to Consolidation (Topic 810). The new guidance modifies the consolidation analysis for limited and general partnerships and similar type entities, as well as variable interests in a VIE, particularly those that have fee arrangements and related party relationships. Additionally, it provides a scope exception to the consolidation guidance for certain entities. The amendments in ASU No. 2015-02 are effective for annual reporting periods beginning after December 15, 2015, including interim periods within that reporting period with early adoption permitted. The Company is currently evaluating the impact of adopting this ASU on its consolidated financial statements.

In April 2015, the FASB issued ASU No. 2015-03, Interest-Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs. The new guidance modifies the requirements for reporting debt issuance costs. Under the amendments in ASU No. 2015-03, debt issuance costs related to a recognized debt liability will no longer be recorded as a separate asset, but will be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs are not affected by ASU No. 2015-03. In addition, in August 2015, the FASB issued ASU No. 2015-15, Interest-Imputation of Interest (Subtopic 835-30). The additional guidance reiterates that the SEC would not object to an entity deferring and presenting debt issuance costs related to a line of credit arrangement as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line of credit arrangement, regardless of whether there are any outstanding borrowings. ASU No. 2015-03 and ASU No. 2015-15 are required to be applied retrospectively for periods beginning after December 15, 2015, and interim periods within those fiscal years, with early adoption permitted. The Company early adopted this guidance retrospectively during the fourth quarter of 2015. As a result of adopting this guidance, the following balance sheet line items decreased as of December 31, 2014 as presented in the following table ($ in thousands):

	As of December 31, 2014
	Other Assets	Total Assets	Convertible Notes	Commercial Mortgage-Backed Securitization Debt	Collateralized Loan Obligation Securitization Debt	Total Liabilities	Total Liabilities and Equity
Previously reported	$45,457	$1,867,653	$68,395	$219,043	$308,703	$1,386,767	$1,867,653
Deferred debt issuance costs	(5,498)	(5,498)	(981)	(1,548)	(2,969)	(5,498)	(5,498)
Current presentation	$39,959	$1,862,155	$67,414	$217,495	$305,734	$1,381,269	$1,862,155

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). The guidance in this ASU supersedes the leasing guidance in Leases (Topic 840). Under the new guidance, lessees are required to recognize lease assets and lease liabilities on the balance sheet for those leases previously classified as operating leases. The amendments in ASU No. 2016-02 are effective for annual reporting periods beginning after December 15, 2018, including interim periods within that reporting period with early adoption permitted. The Company is currently evaluating the impact of adopting this ASU on its consolidated financial statements.